Note 11 - Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Interest rate swap contract, current portion	$ 322,741	$ 203,553
Interest rate swap contract, long-term portion	0	362,195
Interest rate swap contract, long-term portion	230,640	0
Fair Value, Recurring [Member] | Interest Rate Swap [Member]
Interest rate swap contract, current portion	322,741	203,553
Interest rate swap contract, long-term portion		362,195
Interest rate swap contract, long-term portion	230,640
Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contract, current portion	322,741	203,553
Interest rate swap contract, long-term portion		$ 362,195
Interest rate swap contract, long-term portion	$ 230,640